Cover	Mar. 12, 2025
Cover [Abstract]
Entity Registrant Name	QRONS INC.
Entity Central Index Key	0001689084
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 12, 2025
Entity File Number	000-55800
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	81-3623646
Entity Address Address Line 1	611 N. Brand Boulevard
Entity Address Address Line 2	Suite 1300
Entity Address City Or Town	Glendale
Entity Address State Or Province	CA
Entity Address Postal Zip Code	91203
City Area Code	587
Local Phone Number	577-9261
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false